Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Roundhill ETF Trust
Entity Central Index Key	0001976517
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Roundhill Bitcoin Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Bitcoin Covered Call Strategy ETF
Class Name	Roundhill Bitcoin Covered Call Strategy ETF
Trading Symbol	YBTC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Bitcoin Covered Call Strategy ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ybtc/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/ybtc/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Bitcoin Covered Call Strategy ETF	$93	0.95%
[1]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Roundhill Bitcoin Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that hold bitcoin and whose shares trade on a U.S.-regulated securities exchange (each, a “Bitcoin ETF,” and collectively, the “Bitcoin ETFs”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize a Bitcoin ETF or an index of Bitcoin ETFs (the “Bitcoin ETF Index”) as the reference asset (“Bitcoin ETF Options”). The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Bitcoin ETF Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s sale of call Bitcoin ETF Options (“Bitcoin ETF Call Options”) to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Bitcoin ETFs. The Fund does not invest directly in bitcoin.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -4.34% and -3.45%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/17/2024)
Roundhill Bitcoin Covered Call Strategy ETF NAV	-3.45	21.97
Solactive GBS Global Markets All Cap USD Index TR	22.52	21.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ybtc/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 213,965,347
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 2,073,373
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$213,965,347
Number of Holdings	5
Net Advisory Fee	$2,073,373
Portfolio Turnover	0%
30-Day SEC Yield	3.67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	0.1%
iShares Bitcoin Trust ETF	0.0%
United States Treasury Bill*	104.4%

Security Type	(%)
U.S. Treasury Bills	104.4%
Purchased Options	3.6%
Money Market Funds	0.1%
Written Options	-3.6%
Cash & Other	-4.5%

Industry	(%)
Cash & Other	100.0%
[2]
Material Fund Change [Text Block]
Changes to the Fund’s Principal Investment Strategy:
Pursuant to the Fund’s principal investment strategy, to the extent that a liquid market develops for options that reference an exchange-traded grantor trust that directly holds bitcoin, the Fund intends to utilize such options in seeking to achieve its investment objectives.

Material Fund Change Strategies [Text Block]	Pursuant to the Fund’s principal investment strategy, to the extent that a liquid market develops for options that reference an exchange-traded grantor trust that directly holds bitcoin, the Fund intends to utilize such options in seeking to achieve its investment objectives.
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/ybtc/
Roundhill China Magnificent Seven ETF
Shareholder Report [Line Items]
Fund Name	Roundhill China Magnificent Seven ETF
Class Name	Roundhill China Magnificent Seven ETF
Trading Symbol	MAGC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill China Magnificent Seven ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/magc/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/magc/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill China Magnificent Seven ETF	$64	0.59%
[3]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through exposure to a concentrated basket of seven of the largest and most innovative Chinese companies (the “Chinese Magnificent Seven”), as determined by the Fund’s investment adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”). The Fund obtained exposure through derivatives - using total return swaps referencing underlying equities. The swaps were used to efficiently gain exposure to the underlying asset and did not involve leverage.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 16.39% and 16.16%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/02/2024)
Roundhill China Magnificent Seven ETF NAV	16.16	-1.08
Solactive GBS Global Markets All Cap USD Index TR	22.52	17.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/magc/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 19,232,665
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 185,389
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$19,232,665
Number of Holdings	17
Net Advisory Fee	$185,389
Portfolio Turnover	116%
30-Day SEC Yield	2.29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	19.7%
Alibaba Group Holding Ltd.	14.3%
Xiaomi Corp.	14.3%
PDD Holdings, Inc.	14.3%
Meituan	14.3%
BYD Co. Ltd.	14.2%
Tencent Holdings Ltd.	14.2%
NetEase, Inc.	14.2%
Mount Vernon Liquid Assets Portfolio, LLC	8.0%
United States Treasury Bill*	51.9%

Top Sectors	(%)
Communications	20.7%
Technology	3.2%
Consumer, Cyclical	2.5%
Cash & Other	73.6%

Top Ten Countries	(%)
United States	82.7%
China	15.9%
Ireland	6.7%
Hong Kong	3.8%
Cash & Other	-9.1%
[4]
Material Fund Change [Text Block]
Fund Name Change:
On September 30, 2025, the Fund’s name changed from the Roundhill China Dragons ETF to the Roundhill China Magnificent Seven ETF.
Changes to the Fund’s Principal Investment Strategy:
Effective September 30, 2025, The Fund amended its Principal Investment Strategy to provide exposure to a concentrated basket of seven of the largest and most innovative Chinese companies (the “Chinese Magnificent Seven”).

Material Fund Change Name [Text Block]	On September 30, 2025, the Fund’s name changed from the Roundhill China Dragons ETF to the Roundhill China Magnificent Seven ETF.
Material Fund Change Strategies [Text Block]	Effective September 30, 2025, The Fund amended its Principal Investment Strategy to provide exposure to a concentrated basket of seven of the largest and most innovative Chinese companies (the “Chinese Magnificent Seven”).
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/magc/
Roundhill Daily 2X Long Magnificent Seven ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Daily 2X Long Magnificent Seven ETF
Class Name	Roundhill Daily 2X Long Magnificent Seven ETF
Trading Symbol	MAGX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Daily 2X Long Magnificent Seven ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/magx/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/magx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Daily 2X Long Magnificent Seven ETF	$107	0.94%
[5]
Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Roundhill Daily 2X Long Magnificent Seven ETF (the “Fund”) seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Roundhill Magnificent Seven ETF (the “Magnificent Seven ETF”). As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the daily performance of the Magnificent Seven ETF. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from 200% of the return of the Magnificent Seven ETF for the same period. For periods longer than a single day, the Fund will lose money if the Magnificent Seven ETF’s performance is flat, and it is possible that the Fund will lose money even if the returns of the Magnificent Seven ETF are positive. Longer holding periods, higher volatility of the Magnificent Seven ETF, and leveraged exposure each increase the impact of compounding on an investor’s returns. During periods when the Magnificent Seven ETF experiences higher volatility, the Magnificent Seven ETF’s volatility may affect the Fund’s return as much as or more than the return of the Magnificent Seven ETF.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 26.20% and 28.38%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2024)
Roundhill Daily 2X Long Magnificent Seven ETF NAV	28.38	59.05
Solactive GBS Global Markets All Cap USD Index TR	22.52	18.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/magx/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 73,630,577
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 636,519
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$73,630,577
Number of Holdings	6
Net Advisory Fee	$636,519
Portfolio Turnover	0%
30-Day SEC Yield	1.03%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Roundhill Magnificent Seven ETF	200.0%
First American Government Obligations Fund	3.1%
Mount Vernon Liquid Assets Portfolio, LLC	2.0%
United States Treasury Bill*	47.4%

Security Type	(%)
U.S. Treasury Bills	47.4%
Exchange Traded Funds	25.0%
Total Return Swaps	24.5%
Money Market Funds	3.1%
Investments Purchased with Proceeds from Securities Lending	2.0%
Cash & Other	-2.0%
[6]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/magx/
Roundhill Ether Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Ether Covered Call Strategy ETF
Class Name	Roundhill Ether Covered Call Strategy ETF
Trading Symbol	YETH
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Ether Covered Call Strategy ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/yeth/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/yeth/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Ether Covered Call Strategy ETF	$80	0.95%
[7]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a monthly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange, which includes ETFs that hold ether directly and ETFs that derive exposure to ether through investments in exchange-traded futures contracts that utilize ether as the reference asset (each, an “Ether ETF,” and collectively, the “Ether ETFs”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize an Ether ETF as the reference asset (“Ether ETF Options”). The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Ether ETF Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s sale of call Ether ETF Options (“Ether ETF Call Options”) to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Ether ETFs. The Fund does not invest directly in ether.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -31.67% and -30.73%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/03/2024)
Roundhill Ether Covered Call Strategy ETF NAV	-30.73	-10.87
Solactive GBS Global Markets All Cap USD Index TR	22.52	19.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/yeth/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 108,746,358
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 607,389
Investment Company Portfolio Turnover	19.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$108,746,358
Number of Holdings	8
Net Advisory Fee	$607,389
Portfolio Turnover	1,987%
30-Day SEC Yield	2.98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	0.7%
iShares Ethereum Trust ETF	0.4%
Proshares Ether ETF	-0.2%
United States Treasury Bill*	99.1%

Top Sectors	(%)
Finance and Insurance	0.2%
Cash & Other	99.8%
[8]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/yeth/
Roundhill GLP-1 & Weight Loss ETF
Shareholder Report [Line Items]
Fund Name	Roundhill GLP-1 & Weight Loss ETF
Class Name	Roundhill GLP-1 & Weight Loss ETF
Trading Symbol	OZEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill GLP-1 & Weight Loss ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ozem/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/ozem/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill GLP-1 & Weight Loss ETF	$71	0.59%
[9]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance reflected developments within the Weight Loss Drug thematic, including rapid adoption of GLP-1 receptor agonists, expanding clinical indications beyond diabetes into obesity and cardiovascular health, and capacity expansion by major pharmaceutical manufacturers. The Fund’s relative performance was primarily attributable to its industry concentration, which outperformed the performance of the broader benchmark during the period.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 41.90% and 41.36%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/20/2024)
Roundhill GLP-1 & Weight Loss ETF NAV	41.36	21.48
Solactive GBS Global Markets All Cap USD Index TR	22.52	17.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ozem/ for more recent performance information.
Net Assets	$ 44,329,027
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 217,646
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$44,329,027
Number of Holdings	25
Net Advisory Fee	$217,646
Portfolio Turnover	66%
30-Day SEC Yield	0.95%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Novo Nordisk AS	19.7%
Eli Lilly & Co.	16.0%
Mount Vernon Liquid Assets Portfolio, LLC	5.0%
Zealand Pharma AS	4.5%
Viking Therapeutics, Inc.	4.4%
Roche Holding AG	4.2%
Structure Therapeutics, Inc.	4.1%
Pfizer, Inc.	4.0%
Chugai Pharmaceutical Co. Ltd.	4.0%
Amgen, Inc.	3.6%

Top Sectors	(%)
Consumer, Non-cyclical	99.7%
Cash & Other	0.3%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/ozem/
Roundhill Humanoid Robotics ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Humanoid Robotics ETF
Class Name	Roundhill Humanoid Robotics ETF
Trading Symbol	HUMN
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Humanoid Robotics ETF for the period of June 25, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/humn/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/humn/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Humanoid Robotics ETF	$43	0.75%
[10],[11]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance reflected developments within the Humanoid Robotics thematic, including rapid advances in AI-enabled autonomy, increased investment from major technology and automotive companies, expanding pilot deployments in logistics, and manufacturing environments. The Fund’s relative performance was primarily attributable to its industry concentration, which outperformed the broader benchmark during the period.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 20.45% and 20.13%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 13.33% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/25/2025)
Roundhill Humanoid Robotics ETF NAV	20.13
Solactive GBS Global Markets All Cap USD Index TR	13.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/humn/ for more recent performance information.
Net Assets	$ 33,653,749
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 83,579
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$33,653,749
Number of Holdings	37
Net Advisory Fee	$83,579
Portfolio Turnover	59%
30-Day SEC Yield	-0.06%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Top Sectors	(%)
Industrial	55.5%
Consumer, Cyclical	22.1%
Technology	14.2%
Communications	8.0%
Cash & Other	0.2%

Top 10 Issuers	(%)
UBTech Robotics Corp. Ltd.	10.0%
Tesla, Inc.	9.6%
Mount Vernon Liquid Assets Portfolio, LLC	6.9%
XPeng, Inc.	5.4%
Rainbow Robotics	5.1%
NVIDIA Corp.	4.4%
Leader Harmonious Drive Systems Co. Ltd.	4.2%
Harmonic Drive Systems, Inc.	4.2%
Shenzhen Dobot Corp. Ltd.	4.1%
Teradyne, Inc.	3.4%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/humn/
Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Class Name	Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Trading Symbol	QDTE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Innovation-100 0DTE Covered Call Strategy ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/qdte/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/qdte/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	$104	0.95%
[12]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Roundhill Innovation-100 0DTE Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Nasdaq-100 Index (the “Innovation-100 Index”). The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the Innovation-100 Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the Innovation-100 Index. The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 19.49% and 19.49%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/06/2024)
Roundhill Innovation-100 0DTE Covered Call Strategy ETF NAV	19.49	20.67
Solactive GBS Global Markets All Cap USD Index TR	22.52	18.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/qdte/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 918,315,934
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 7,744,563
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$918,315,934
Number of Holdings	7
Net Advisory Fee	$7,744,563
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Nasdaq 100 Stock Index	90.9%
Roundhill Weekly T-Bill ETF	5.2%
First American Government Obligations Fund	4.3%

Security Type	(%)
Purchased Options	90.9%
Exchange Traded Funds	5.2%
Money Market Funds	4.3%
Cash & Other	-0.4%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/qdte/
Roundhill Magnificent Seven Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Magnificent Seven Covered Call ETF
Class Name	Roundhill Magnificent Seven Covered Call ETF
Trading Symbol	MAGY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Magnificent Seven Covered Call ETF for the period of April 22, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/magy/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/magy/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Magnificent Seven Covered Call ETF	$56	0.70%
[13],[14]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to achieve its investment objectives through a covered call strategy, pursuant to which the Fund purchases shares of the  Roundhill Magnificent Seven ETF (the “MAGS ETF”) and simultaneously sells out-of-the-money call options that utilize the MAGS ETF as the reference asset (“MAGS ETF Call Options”), providing for current income on a weekly basis. The MAGS ETF is an actively managed ETF that seeks to achieve its investment objective through investment exposure to the companies comprising the “Magnificent Seven,” a group of seven companies commonly recognized for their market dominance in technological innovation. As of March 1, 2025, the seven companies comprising the Magnificent Seven were: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. On a quarterly basis, the MAGS ETF rebalances its exposure so that each company is equally weighted in its portfolio.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 29.67% and 29.51%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 28.90% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/22/2025)
Roundhill Magnificent Seven Covered Call ETF NAV	29.51
Solactive GBS Global Markets All Cap USD Index TR	28.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/magy/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 231,336,459
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 403,687
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$231,336,459
Number of Holdings	5
Net Advisory Fee	$403,687
Portfolio Turnover	20%
30-Day SEC Yield	-0.90%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	97.6%
Money Market Funds	2.4%
Written Options	0.0%
Cash & Other	0.0%

Top 10 Issuers	(%)
Roundhill Magnificent Seven ETF	97.6%
First American Government Obligations Fund	2.4%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/magy/
Roundhill Meme Stock ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Meme Stock ETF
Class Name	Roundhill Meme Stock ETF
Trading Symbol	MEME
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Meme Stock ETF for the period of October 7, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/meme/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/meme/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Meme Stock ETF	$13	0.69%
[15],[16]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund invests in equity securities characterized by elevated trading volumes and social media-driven engagement. Given the highly speculative and volatile nature of these securities, the Fund underperformed the broader benchmark during the period.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -37.44% and -37.53%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 2.47% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/07/2025)
Roundhill Meme Stock ETF NAV	-37.53
Solactive GBS Global Markets All Cap USD Index TR	2.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/meme/ for more recent performance information.
Net Assets	$ 18,882,757
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 32,748
Investment Company Portfolio Turnover	391.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$18,882,757
Number of Holdings	23
Net Advisory Fee	$32,748
Portfolio Turnover	391%
30-Day SEC Yield	-0.64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
AST SpaceMobile, Inc.	9.6%
Applied Digital Corp.	8.9%
Bloom Energy Corp.	5.5%
Rigetti Computing, Inc.	5.3%
Rocket Lab Corp.	5.0%
Oklo, Inc.	4.9%
Lumentum Holdings, Inc.	4.8%
Sandisk Corp.	4.8%
BigBear.ai Holdings, Inc.	4.7%
CoreWeave, Inc.	4.7%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/meme/
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
Class Name	Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
Trading Symbol	RDTE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Russell 2000® 0DTE Covered Call Strategy ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/rdte/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/rdte/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF	$100	0.95%
[17]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Russell 2000 Index. In effectuating its investment strategy, the Fund will purchase and sell a combination of call option contracts that utilize the Russell 2000 Index as the reference asset. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the Russell 2000 Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the Russell 2000 Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the Russell 2000 Index.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 9.58% and 9.50%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/09/2024)
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF NAV	9.50	14.35
Solactive GBS Global Markets All Cap USD Index TR	22.52	20.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/rdte/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 161,599,245
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 1,457,516
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$161,599,245
Number of Holdings	6
Net Advisory Fee	$1,457,516
Portfolio Turnover	74%
30-Day SEC Yield	-0.67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Russell 2000 Index	89.3%
Roundhill Weekly T-Bill ETF	7.4%
First American Government Obligations Fund	3.5%

Top Sectors	(%)
Finance and Insurance	7.4%
Cash & Other	92.6%

Material Fund Change [Text Block]
Fund Name Change:
Effective upon the open of trading on May 1, 2025, the Fund’s name was changed from the Roundhill Small Cap 0DTE Covered Call Strategy ETF to the Roundhill Russell 2000 0DTE Covered Call Strategy ETF.

Material Fund Change Name [Text Block]	Effective upon the open of trading on May 1, 2025, the Fund’s name was changed from the Roundhill Small Cap 0DTE Covered Call Strategy ETF to the Roundhill Russell 2000 0DTE Covered Call Strategy ETF.
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/rdte/
Roundhill S&P 500 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P 500 0DTE Covered Call Strategy ETF
Class Name	Roundhill S&P 500 0DTE Covered Call Strategy ETF
Trading Symbol	XDTE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill S&P 500 0DTE Covered Call Strategy ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xdte/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/xdte/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P 500 0DTE Covered Call Strategy ETF	$101	0.95%
[18]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Roundhill S&P 500 0DTE Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the S&P 500 Index. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the S&P 500 Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the S&P 500 Index. The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 12.68% and 12.74%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/06/2024)
Roundhill S&P 500 0DTE Covered Call Strategy ETF NAV	12.74	16.82
Solactive GBS Global Markets All Cap USD Index TR	22.52	18.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/xdte/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 374,689,976
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 3,686,799
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$374,689,976
Number of Holdings	6
Net Advisory Fee	$3,686,799
Portfolio Turnover	54%
30-Day SEC Yield	-0.67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
S&P 500 Index	89.7%
Roundhill Weekly T-Bill ETF	7.1%
First American Government Obligations Fund	0.5%

Security Type	(%)
Purchased Options	89.7%
Exchange Traded Funds	7.1%
Money Market Funds	0.5%
Cash & Other	2.7%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/xdte/
Roundhill S&P 500® No Dividend Target ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P 500® No Dividend Target ETF
Class Name	Roundhill S&P 500® No Dividend Target ETF
Trading Symbol	XDIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill S&P 500® No Dividend Target ETF for the period of July 9, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xdiv/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/xdiv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill S&P 500® No Dividend Target ETF	$4	0.07%
[19],[20]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is an actively managed  ETF that seeks to provide the total return, before fees and expenses, of the S&P 500® Index. The Fund intends to provide exposure to the S&P 500® Index by investing in ETFs that seek to track the performance of the S&P 500® Index (“S&P 500 ETFs”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the S&P 500® Index (including S&P 500 ETFs).
The Adviser seeks to manage the Fund’s portfolio such that the Fund does not pay dividends or otherwise distribute any income to shareholders each year. The strategy has been designed for investors seeking to achieve the total return of the S&P 500® Index, but do not want to receive dividend or distribution payments of any kind (including income or capital gains distributions). In order to implement its strategy, the Adviser seeks to manage its portfolio of shares of S&P 500 ETFs such that the Fund is not holding shares of an S&P 500 ETF as of market close on the day prior to its ex-dividend date. A fund’s (such as an S&P 500 ETF) ex-dividend date is the date on which such fund’s shares begin trading without the value of the most recently declared dividend. There is no guarantee that the Fund will be able to successfully provide the total return of the S&P 500® Index and avoid paying dividends and distributions.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 10.38% and 10.03%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 10.37% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/09/2025)
Roundhill S&P 500® No Dividend Target ETF NAV	10.03
Solactive GBS Global Markets All Cap USD Index TR	10.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/xdiv/ for more recent performance information.
Net Assets	$ 26,289,801
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 4,067
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$26,289,801
Number of Holdings	2
Net Advisory Fee	$4,067
Portfolio Turnover	62%
30-Day SEC Yield	1.01%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
iShares Core S&P 500 ETF	99.8%
State Street SPDR Portfolio S&P 500 ETF	0.1%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/xdiv/
Roundhill S&P 500 Target 20 Managed Distribution ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P 500 Target 20 Managed Distribution ETF
Class Name	Roundhill S&P 500 Target 20 Managed Distribution ETF
Trading Symbol	XPAY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill S&P 500 Target 20 Managed Distribution ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/xpay/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/xpay/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P 500 Target 20 Managed Distribution ETF	$53	0.49%
[21]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide exposure to the return of the S&P 500® Index while making monthly distribution payments equal to an annualized rate of twenty percent (20%). The Fund intends to provide exposure to the S&P 500® Index through purchases of FLexible EXchange® call options (“FLEX Options”) that utilize the SPDR® S&P 500® ETF Trust (NYSE ARCA: SPY) (the “SPY ETF”) as the reference asset (“SPY FLEX Options”). The SPY ETF is an exchange-traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 16.61% and 16.71%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 22.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2024)
Roundhill S&P 500 Target 20 Managed Distribution ETF NAV	16.71	15.35
Solactive GBS Global Markets All Cap USD Index TR	22.52	18.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/xpay/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 77,180,305
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 187,044
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$77,180,305
Number of Holdings	15
Net Advisory Fee	$187,044
Portfolio Turnover	1%
30-Day SEC Yield	-0.38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
SPDR S&P 500 ETF Trust	97.8%
First American Government Obligations Fund	2.0%
State Street SPDR Portfolio S&P 500 ETF	0.2%

Security Type	(%)
ETFs	98.0%
Cash & Other	2.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/xpay/
Roundhill Uranium ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Uranium ETF
Class Name	Roundhill Uranium ETF
Trading Symbol	UX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Uranium ETF for the period of January 28, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ux/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/ux/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Uranium ETF	$76	0.75%
[22],[23]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance reflected changes in the price of physical uranium, in the form of Triuranium Octoxide (U308). The Fund obtained exposure through derivatives - using total return swaps referencing the spot price of uranium as the reference asset. The Fund’s relative performance was primarily attributable to uranium prices, which was inline with the performance with the broader benchmark during the period.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 18.78% and 18.92%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 18.76% over the same period.”

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/28/2025)
Roundhill Uranium ETF NAV	18.92
Solactive GBS Global Markets All Cap USD Index TR	18.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ux/ for more recent performance information.
Net Assets	$ 2,678,957
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 11,235
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,678,957
Number of Holdings	5
Net Advisory Fee	$11,235
Portfolio Turnover	35%
30-Day SEC Yield	1.84%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Security Types	(%)
Closed End Investment Trusts	20.3%
Cash & Other	79.7%

Top 10 Issuers	(%)
Sprott Physical Uranium Trust	91.2%
First American Government Obligations Fund	5.0%
Yellow Cake Plc	1.8%
United States Treasury Bill*	63.3%
[24]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/ux/
Roundhill Weekly T-Bill ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Weekly T-Bill ETF
Class Name	Roundhill Weekly T-Bill ETF
Trading Symbol	WEEK
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Weekly T-Bill ETF for the period of March 5, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/week/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/week/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Weekly T-Bill ETF	$16	0.19%
[25],[26]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to achieve its investment objective to provide weekly distributions of current income through investments in  U.S. Treasury Bills (“T-Bills”) that have a maturity of between 0 and 3 months at the time of purchase. T-Bills are short-term debt obligations issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States government. Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in T-Bills.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 3.40% and 3.34%, respectively. The Solactive US Aggregate Bond Index returned by 4.39% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/05/2025)
Roundhill Weekly T-Bill ETF NAV	3.34
Solactive US Aggregate Bond Index	4.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/week/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 141,013,795
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 159,446
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$141,013,795
Number of Holdings	14
Net Advisory Fee	$159,446
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
First American Government Obligations Fund	0.0%
United States Treasury Bill*	101.4%
[27]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/week/
Roundhill AAPL WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill AAPL WeeklyPay ETF
Class Name	Roundhill AAPL WeeklyPay ETF
Trading Symbol	AAPW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill AAPL WeeklyPay ETF for the period of February 18, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/aapw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/aapw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill AAPL WeeklyPay ETF	$90	0.99%
[28],[29]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  AAPL while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 8.80% and 8.76%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 16.25% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
Roundhill AAPL WeeklyPay ETF NAV	8.76
Solactive GBS Global Markets All Cap USD Index TR	16.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/aapw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 42,008,565
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 160,555
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$42,008,565
Number of Holdings	4
Net Advisory Fee	$160,555
Portfolio Turnover	33%
30-Day SEC Yield	2.04%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	76.0%
Common Stocks	9.9%
Money Market Funds	7.6%
Total Return Swaps	6.4%
Cash & Other	0.1%

Top 10 Issuers	(%)
Apple, Inc.	120.2%
First American Government Obligations Fund	7.6%
United States Treasury Bill*	76.0%
[30]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/aapw/
Roundhill AMD WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill AMD WeeklyPay ETF
Class Name	Roundhill AMD WeeklyPay ETF
Trading Symbol	AMDW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill AMD WeeklyPay ETF for the period of July 23, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/amdw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/amdw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill AMD WeeklyPay ETF	$52	0.99%
[31],[32]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  AMD while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 36.81% and 37.03%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 8.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/23/2025)
Roundhill AMD WeeklyPay ETF NAV	37.03
Solactive GBS Global Markets All Cap USD Index TR	8.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/amdw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 53,024,166
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 157,581
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$53,024,166
Number of Holdings	4
Net Advisory Fee	$157,581
Portfolio Turnover	81%
30-Day SEC Yield	1.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	63.9%
Common Stocks	20.0%
Total Return Swaps	8.8%
Money Market Funds	7.3%

Top 10 Issuers	(%)
Advanced Micro Devices, Inc.	120.2%
First American Government Obligations Fund	7.3%
United States Treasury Bill*	63.9%
[33]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/amdw/
Roundhill AMZN WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill AMZN WeeklyPay ETF
Class Name	Roundhill AMZN WeeklyPay ETF
Trading Symbol	AMZW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill AMZN WeeklyPay ETF for the period of June 17, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/amzw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/amzw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill AMZN WeeklyPay ETF	$55	0.99%
[34],[35]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  AMZN while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 6.33% and 6.37%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 14.82% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/17/2025)
Roundhill AMZN WeeklyPay ETF NAV	6.37
Solactive GBS Global Markets All Cap USD Index TR	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/amzw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 41,977,005
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 131,218
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$41,977,005
Number of Holdings	4
Net Advisory Fee	$131,218
Portfolio Turnover	80%
30-Day SEC Yield	1.97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	66.5%
Common Stocks	20.0%
Money Market Funds	10.3%
Total Return Swaps	3.2%

Top 10 Issuers	(%)
Amazon.com, Inc.	120.2%
First American Government Obligations Fund	10.3%
United States Treasury Bill*	66.5%
[36]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/amzw/
Roundhill ARM WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill ARM WeeklyPay ETF
Class Name	Roundhill ARM WeeklyPay ETF
Trading Symbol	ARMW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill ARM WeeklyPay ETF for the period of October 22, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/armw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/armw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill ARM WeeklyPay ETF	$15	0.99%
[37],[38]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of ARM while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -39.77% and -40.09%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 2.65% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2025)
Roundhill ARM WeeklyPay ETF NAV	-40.09
Solactive GBS Global Markets All Cap USD Index TR	2.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/armw/ for more recent performance information.
Distribution of Capital [Text Block]	The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules. MANAGED DISTRIBUTIONS
Net Assets	$ 21,872,406
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 28,101
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$21,872,406
Number of Holdings	4
Net Advisory Fee	$28,101
Portfolio Turnover	28%
30-Day SEC Yield	2.88%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	95.7%
Common Stocks	20.0%
Money Market Funds	9.7%
Total Return Swaps	-21.5%
Cash & Other	-3.9%

Top 10 Issuers	(%)
ARM Holdings PLC	120.2%
First American Government Obligations Fund	9.7%
United States Treasury Bill*	95.7%
[39]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/armw/
Roundhill AVGO WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill AVGO WeeklyPay ETF
Class Name	Roundhill AVGO WeeklyPay ETF
Trading Symbol	AVGW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill AVGO WeeklyPay ETF for the period of July 23, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/avgw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/avgw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill AVGO WeeklyPay ETF	$49	0.99%
[40],[41]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  AVGO while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 23.65% and 23.73%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 8.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/23/2025)
Roundhill AVGO WeeklyPay ETF NAV	23.73
Solactive GBS Global Markets All Cap USD Index TR	8.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/avgw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 57,202,416
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 159,426
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$57,202,416
Number of Holdings	4
Net Advisory Fee	$159,426
Portfolio Turnover	51%
30-Day SEC Yield	2.04%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	68.0%
Common Stocks	20.0%
Money Market Funds	8.9%
Total Return Swaps	3.1%

Top 10 Issuers	(%)
Broadcom, Inc.	120.5%
First American Government Obligations Fund	8.9%
United States Treasury Bill*	68.0%
[42]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/avgw/
Roundhill BABA WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill BABA WeeklyPay ETF
Class Name	Roundhill BABA WeeklyPay ETF
Trading Symbol	BABW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill BABA WeeklyPay ETF for the period of October 22, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/babw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/babw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill BABA WeeklyPay ETF	$18	0.99%
[43],[44]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  BABA while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -14.49% and -14.65%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 2.65% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2025)
Roundhill BABA WeeklyPay ETF NAV	-14.65
Solactive GBS Global Markets All Cap USD Index TR	2.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/babw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 22,634,663
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 27,514
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$22,634,663
Number of Holdings	4
Net Advisory Fee	$27,514
Portfolio Turnover	18%
30-Day SEC Yield	2.59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	88.1%
Common Stocks	20.1%
Money Market Funds	3.9%
Total Return Swaps	-10.5%
Cash & Other	-1.6%

Top 10 Issuers	(%)
Alibaba Group Holding Ltd.	121.0%
First American Government Obligations Fund	3.8%
United States Treasury Bill*	88.1%
[45]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/babw/
Roundhill BRKB WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill BRKB WeeklyPay ETF
Class Name	Roundhill BRKB WeeklyPay ETF
Trading Symbol	BRKW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill BRKB WeeklyPay ETF for the period of June 17, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/brkw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/brkw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill BRKB WeeklyPay ETF	$54	0.99%
[46],[47]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  BRKB while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 2.52% and 2.72%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 14.82% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/17/2025)
Roundhill BRKB WeeklyPay ETF NAV	2.72
Solactive GBS Global Markets All Cap USD Index TR	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/brkw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 31,730,266
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 112,937
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$31,730,266
Number of Holdings	4
Net Advisory Fee	$112,937
Portfolio Turnover	22%
30-Day SEC Yield	2.45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	91.1%
Money Market Funds	9.0%
Common Stocks	2.1%
Total Return Swaps	0.7%
Cash & Other	-2.9%

Top 10 Issuers	(%)
Berkshire Hathaway, Inc.	119.8%
First American Government Obligations Fund	9.0%
United States Treasury Bill*	91.1%
[48]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/brkw/
Roundhill COIN WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill COIN WeeklyPay ETF
Class Name	Roundhill COIN WeeklyPay ETF
Trading Symbol	COIW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill COIN WeeklyPay ETF for the period of February 18, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/coiw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/coiw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill COIN WeeklyPay ETF	$75	0.99%
[49],[50]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of COIN while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -25.32% and -25.52%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 16.25% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
Roundhill COIN WeeklyPay ETF NAV	-25.52
Solactive GBS Global Markets All Cap USD Index TR	16.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/coiw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 69,992,414
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 373,826
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$69,992,414
Number of Holdings	4
Net Advisory Fee	$373,826
Portfolio Turnover	79%
30-Day SEC Yield	4.15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	128.8%
Common Stocks	12.0%
Money Market Funds	4.2%
Total Return Swaps	-44.9%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Coinbase Global, Inc.	121.3%
First American Government Obligations Fund	4.2%
United States Treasury Bill*	128.8%
[51]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/coiw/
Roundhill COST WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill COST WeeklyPay ETF
Class Name	Roundhill COST WeeklyPay ETF
Trading Symbol	COSW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill COST WeeklyPay ETF for the period of October 22, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/cosw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/cosw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill COST WeeklyPay ETF	$18	0.99%
[52],[53]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of COST while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -10.86% and -10.81%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 2.65% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2025)
Roundhill COST WeeklyPay ETF NAV	-10.81
Solactive GBS Global Markets All Cap USD Index TR	2.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/cosw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 25,936,881
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 27,535
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$25,936,881
Number of Holdings	4
Net Advisory Fee	$27,535
Portfolio Turnover	10%
30-Day SEC Yield	2.30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	73.0%
Common Stocks	20.1%
Money Market Funds	10.3%
Total Return Swaps	-3.3%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Costco Wholesale Corp.	120.3%
First American Government Obligations Fund	10.3%
United States Treasury Bill*	73.1%
[54]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/cosw/
Roundhill Gold Miners WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Gold Miners WeeklyPay ETF
Class Name	Roundhill Gold Miners WeeklyPay ETF
Trading Symbol	GDXW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Gold Miners WeeklyPay ETF for the period of October 29, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/gdxw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/gdxw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Gold Miners WeeklyPay ETF	$19	0.99%
[55],[56]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of the  VanEck Gold Miners ETF (NYSE Arca: GDX) while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 25.09% and 24.90%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 0.41% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/29/2025)
Roundhill Gold Miners WeeklyPay ETF NAV	24.90
Solactive GBS Global Markets All Cap USD Index TR	0.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/gdxw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 28,950,803
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 18,958
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$28,950,803
Number of Holdings	3
Net Advisory Fee	$18,958
Portfolio Turnover	0%
30-Day SEC Yield	2.34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	74.1%
Money Market Funds	20.2%
Total Return Swaps	5.7%

Top 10 Issuers	(%)
VanEck Gold Miners ETF/USA	121.6%
First American Government Obligations Fund	20.2%
United States Treasury Bill*	74.1%
[57]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/gdxw/
Roundhill Gold WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Gold WeeklyPay ETF
Class Name	Roundhill Gold WeeklyPay ETF
Trading Symbol	GLDW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Gold WeeklyPay ETF for the period of October 29, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/gldw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/gldw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Gold WeeklyPay ETF	$18	0.99%
[58],[59]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of the  SPDR Gold Trust (NYSE Arca: GLD) while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 10.17% and 10.13%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 0.41% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/29/2025)
Roundhill Gold WeeklyPay ETF NAV	10.13
Solactive GBS Global Markets All Cap USD Index TR	0.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/gldw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 13,818,273
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 12,467
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$13,818,273
Number of Holdings	3
Net Advisory Fee	$12,467
Portfolio Turnover	0%
30-Day SEC Yield	2.59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	65.0%
Money Market Funds	31.5%
Total Return Swaps	3.5%

Top 10 Issuers	(%)
SPDR Gold Shares	121.3%
First American Government Obligations Fund	31.5%
United States Treasury Bill*	65.0%
[60]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/gldw/
Roundhill GOOGL WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill GOOGL WeeklyPay ETF
Class Name	Roundhill GOOGL WeeklyPay ETF
Trading Symbol	GOOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill GOOGL WeeklyPay ETF for the period of July 23, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/goow/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/goow/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill GOOGL WeeklyPay ETF	$61	0.99%
[61],[62]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  GOOGL while making weekly distribution payments to shareholders. Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”).
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 77.42% and 77.59%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 8.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/23/2025)
Roundhill GOOGL WeeklyPay ETF NAV	77.59
Solactive GBS Global Markets All Cap USD Index TR	8.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/goow/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 68,019,981
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 165,224
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$68,019,981
Number of Holdings	4
Net Advisory Fee	$165,224
Portfolio Turnover	16%
30-Day SEC Yield	1.66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	61.6%
Common Stocks	15.8%
Total Return Swaps	15.3%
Money Market Funds	7.3%

Top 10 Issuers	(%)
Alphabet, Inc.	120.1%
First American Government Obligations Fund	7.3%
United States Treasury Bill*	61.6%
[63]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/goow/
Roundhill HOOD WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill HOOD WeeklyPay ETF
Class Name	Roundhill HOOD WeeklyPay ETF
Trading Symbol	HOOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill HOOD WeeklyPay ETF for the period of June 17, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/hoow/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/hoow/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill HOOD WeeklyPay ETF	$67	0.99%
[64],[65]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of HOOD while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 54.09% and 53.64%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 14.82% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/17/2025)
Roundhill HOOD WeeklyPay ETF NAV	53.64
Solactive GBS Global Markets All Cap USD Index TR	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/hoow/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 308,853,943
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 929,153
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$308,853,943
Number of Holdings	4
Net Advisory Fee	$929,153
Portfolio Turnover	0%
30-Day SEC Yield	2.99%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	100.1%
Money Market Funds	3.4%
Common Stocks	1.9%
Total Return Swaps	-5.3%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Robinhood Markets, Inc.	121.1%
First American Government Obligations Fund	3.4%
United States Treasury Bill*	100.1%
[66]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/hoow/
Roundhill META WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill META WeeklyPay ETF
Class Name	Roundhill META WeeklyPay ETF
Trading Symbol	METW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill META WeeklyPay ETF for the period of June 17, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/metw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/metw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill META WeeklyPay ETF	$51	0.99%
[67],[68]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of META while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -8.35% and -8.51%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 14.82% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/17/2025)
Roundhill META WeeklyPay ETF NAV	-8.51
Solactive GBS Global Markets All Cap USD Index TR	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/metw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 45,768,832
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 135,391
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$45,768,832
Number of Holdings	4
Net Advisory Fee	$135,391
Portfolio Turnover	65%
30-Day SEC Yield	2.41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	85.0%
Common Stocks	20.0%
Money Market Funds	3.7%
Total Return Swaps	-4.3%
Cash & Other	-4.4%

Top 10 Issuers	(%)
Meta Platforms, Inc.	120.1%
First American Government Obligations Fund	3.7%
United States Treasury Bill*	85.0%
[69]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/metw/
Roundhill MSFT WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill MSFT WeeklyPay ETF
Class Name	Roundhill MSFT WeeklyPay ETF
Trading Symbol	MSFW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill MSFT WeeklyPay ETF for the period of July 23, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/msfw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/msfw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill MSFT WeeklyPay ETF	$42	0.99%
[70],[71]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  MSFT while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -6.61% and -6.50%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 8.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/23/2025)
Roundhill MSFT WeeklyPay ETF NAV	-6.50
Solactive GBS Global Markets All Cap USD Index TR	8.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/msfw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 30,710,059
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 95,255
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$30,710,059
Number of Holdings	4
Net Advisory Fee	$95,255
Portfolio Turnover	69%
30-Day SEC Yield	2.52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	77.9%
Common Stocks	20.1%
Money Market Funds	10.0%
Total Return Swaps	-6.8%
Cash & Other	-1.2%

Top 10 Issuers	(%)
Microsoft Corp.	120.2%
First American Government Obligations Fund	10.0%
United States Treasury Bill*	77.9%
[72]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/msfw/
Roundhill MSTR WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill MSTR WeeklyPay ETF
Class Name	Roundhill MSTR WeeklyPay ETF
Trading Symbol	MSTW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill MSTR WeeklyPay ETF for the period of July 23, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/mstw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/mstw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill MSTR WeeklyPay ETF	$28	0.99%
[73],[74]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  MSTR while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -70.91% and -71.20%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 8.52% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/23/2025)
Roundhill MSTR WeeklyPay ETF NAV	-71.20
Solactive GBS Global Markets All Cap USD Index TR	8.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/mstw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 61,792,137
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 331,053
Investment Company Portfolio Turnover	553.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$61,792,137
Number of Holdings	2
Net Advisory Fee	$331,053
Portfolio Turnover	553%
30-Day SEC Yield	-0.48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Purchased Options	83.3%
Money Market Funds	16.8%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Strategy, Inc.	121.1%
First American Government Obligations Fund	16.8%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/mstw/
Roundhill NFLX WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill NFLX WeeklyPay ETF
Class Name	Roundhill NFLX WeeklyPay ETF
Trading Symbol	NFLW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill NFLX WeeklyPay ETF for the period of June 17, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/nflw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/nflw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill NFLX WeeklyPay ETF	$45	0.99%
[75],[76]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  NFLX while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -28.93% and -28.92%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 14.82% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/17/2025)
Roundhill NFLX WeeklyPay ETF NAV	-28.92
Solactive GBS Global Markets All Cap USD Index TR	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/nflw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 30,995,206
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 105,569
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$30,995,206
Number of Holdings	4
Net Advisory Fee	$105,569
Portfolio Turnover	65%
30-Day SEC Yield	3.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	99.7%
Common Stocks	20.1%
Money Market Funds	4.0%
Total Return Swaps	-23.7%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Netflix, Inc.	120.2%
First American Government Obligations Fund	4.0%
United States Treasury Bill*	99.7%
[77]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/nflw/
Roundhill NVDA WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill NVDA WeeklyPay ETF
Class Name	Roundhill NVDA WeeklyPay ETF
Trading Symbol	NVDW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill NVDA WeeklyPay ETF for the period of February 18, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/nvdw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/nvdw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill NVDA WeeklyPay ETF	$100	0.99%
[78],[79]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  NVDA while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 33.37% and 33.20%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 16.25% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
Roundhill NVDA WeeklyPay ETF NAV	33.20
Solactive GBS Global Markets All Cap USD Index TR	16.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/nvdw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 113,666,430
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 428,101
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$113,666,430
Number of Holdings	4
Net Advisory Fee	$428,101
Portfolio Turnover	59%
30-Day SEC Yield	1.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	72.0%
Common Stocks	20.1%
Total Return Swaps	6.9%
Money Market Funds	2.3%
Cash & Other	-1.3%

Top 10 Issuers	(%)
NVIDIA Corp.	120.6%
First American Government Obligations Fund	2.3%
United States Treasury Bill*	72.0%
[80]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/nvdw/
Roundhill PLTR WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill PLTR WeeklyPay ETF
Class Name	Roundhill PLTR WeeklyPay ETF
Trading Symbol	PLTW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill PLTR WeeklyPay ETF for the period of February 18, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/pltw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/pltw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill PLTR WeeklyPay ETF	$103	0.99%
[81],[82]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  PLTR while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 38.85% and 38.53%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 16.25% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
Roundhill PLTR WeeklyPay ETF NAV	38.53
Solactive GBS Global Markets All Cap USD Index TR	16.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/pltw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 243,305,947
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,014,600
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$243,305,947
Number of Holdings	4
Net Advisory Fee	$1,014,600
Portfolio Turnover	60%
30-Day SEC Yield	1.64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	66.0%
Common Stocks	20.2%
Total Return Swaps	12.5%
Money Market Funds	0.3%
Cash & Other	1.0%

Top 10 Issuers	(%)
Palantir Technologies, Inc.	121.6%
First American Government Obligations Fund	0.3%
United States Treasury Bill*	66.0%
[83]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/pltw/
Roundhill Treasury Bond WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Treasury Bond WeeklyPay ETF
Class Name	Roundhill Treasury Bond WeeklyPay ETF
Trading Symbol	TSYW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Treasury Bond WeeklyPay ETF for the period of November 12, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/tsyw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/tsyw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill Treasury Bond WeeklyPay ETF	$13	0.99%
[84],[85]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of the  iShares 20+ Year Treasury Bond ETF (Nasdaq: TLT) while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund decreased by -3.41% and -3.56%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by -0.66% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/12/2025)
Roundhill Treasury Bond WeeklyPay ETF NAV	-3.56
Solactive GBS Global Markets All Cap USD Index TR	0.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/tsyw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 4,748,621
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 4,676
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,748,621
Number of Holdings	3
Net Advisory Fee	$4,676
Portfolio Turnover	0%
30-Day SEC Yield	2.82%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	86.1%
Money Market Funds	16.4%
Total Return Swaps	-2.5%

Top 10 Issuers	(%)
iShares 20+ Year Treasury Bond ETF	120.2%
First American Government Obligations Fund	16.4%
United States Treasury Bill*	86.1%
[86]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/tsyw/
Roundhill TSLA WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill TSLA WeeklyPay ETF
Class Name	Roundhill TSLA WeeklyPay ETF
Trading Symbol	TSLW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill TSLA WeeklyPay ETF for the period of February 18, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/tslw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/tslw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill TSLA WeeklyPay ETF	$96	0.99%
[87],[88]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  TSLA while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 23.83% and 23.69%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 16.25% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/18/2025)
Roundhill TSLA WeeklyPay ETF NAV	23.69
Solactive GBS Global Markets All Cap USD Index TR	16.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/tslw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 149,834,792
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 526,215
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$149,834,792
Number of Holdings	4
Net Advisory Fee	$526,215
Portfolio Turnover	34%
30-Day SEC Yield	1.31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	57.3%
Common Stocks	26.0%
Total Return Swaps	14.2%
Money Market Funds	2.5%

Top 10 Issuers	(%)
Tesla, Inc.	121.6%
First American Government Obligations Fund	2.5%
United States Treasury Bill*	57.3%
[89]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/tslw/
Roundhill UBER WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill UBER WeeklyPay ETF
Class Name	Roundhill UBER WeeklyPay ETF
Trading Symbol	UBEW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill UBER WeeklyPay ETF for the period of October 22, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/ubew/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/ubew/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill UBER WeeklyPay ETF	$18	0.99%
[90],[91]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  UBER while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -14.51% and -14.54%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 2.65% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2025)
Roundhill UBER WeeklyPay ETF NAV	-14.54
Solactive GBS Global Markets All Cap USD Index TR	2.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ubew/ for more recent performance information.
Distribution of Capital [Text Block]	The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 24,165,144
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 27,633
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$24,165,144
Number of Holdings	4
Net Advisory Fee	$27,633
Portfolio Turnover	12%
30-Day SEC Yield	2.21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	82.5%
Common Stocks	20.0%
Money Market Funds	0.9%
Total Return Swaps	-3.3%
Cash & Other	-0.1%

Top 10 Issuers	(%)
Uber Technologies, Inc.	119.9%
First American Government Obligations Fund	0.9%
United States Treasury Bill*	82.5%
[92]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/ubew/
Roundhill UNH WeeklyPay ETF
Shareholder Report [Line Items]
Fund Name	Roundhill UNH WeeklyPay ETF
Class Name	Roundhill UNH WeeklyPay ETF
Trading Symbol	UNHW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill UNH WeeklyPay ETF for the period of December 2, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/unhw/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/unhw/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill UNH WeeklyPay ETF	$8	0.99%
[93],[94]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to achieve its investment objectives by investing in total return swap agreements and common stock that in aggregate return approximately 1.2 times (120%) the calendar week total return of common shares of  UNH while making weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 2.80% and 2.52%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 1.34% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/02/2025)
Roundhill UNH WeeklyPay ETF NAV	2.52
Solactive GBS Global Markets All Cap USD Index TR	1.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/unhw/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 23,461,131
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 6,385
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$23,461,131
Number of Holdings	4
Net Advisory Fee	$6,385
Portfolio Turnover	0%
30-Day SEC Yield	0.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Bills	72.5%
Common Stocks	20.1%
Money Market Funds	6.8%
Total Return Swaps	0.7%
Cash & Other	-0.1%

Top 10 Issuers	(%)
UnitedHealth Group, Inc.	120.2%
First American Government Obligations Fund	6.9%
United States Treasury Bill*	72.5%
[95]
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/unhw/
Roundhill WeeklyPay Universe ETF
Shareholder Report [Line Items]
Fund Name	Roundhill WeeklyPay Universe ETF
Class Name	Roundhill WeeklyPay Universe ETF
Trading Symbol	WPAY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill WeeklyPay Universe ETF for the period of September 3, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/wpay/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/wpay/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Roundhill WeeklyPay Universe ETF	$9	0.29%
[96],[97]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund, using a full replication approach, attempts to provide, before fees and expenses, the total return performance of the  Solactive Roundhill WeeklyPay™ Universe Index. Each constituent of the Index is an ETF for which Roundhill Financial Inc. (“Roundhill” or the “Adviser”) serves as the investment adviser that is part of Roundhill’s “WeeklyPayTM” suite of single company ETFs.
The following information pertains to the fiscal period of January 1, 2025 through December 31, 2025 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by -0.77% and -0.40%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned by 7.22% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/03/2025)
Roundhill WeeklyPay Universe ETF NAV	-0.40
Solactive GBS Global Markets All Cap USD Index TR	7.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 24, 2025
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/wpay/ for more recent performance information.
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS The Fund was able to process distributions during the reporting period in accordance with its published distribution schedules.
Net Assets	$ 361,443,459
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Exchange Traded Funds	99.8%
Money Market Funds	0.1%
Cash & Other	0.1%

Top 10 Issuers	(%)
Roundhill NVDA WeeklyPay ETF	5.3%
Roundhill UBER WeeklyPay ETF	5.3%
Roundhill GOOGL WeeklyPay ETF	5.2%
Roundhill BRKB WeeklyPay ETF	5.2%
Roundhill AMZN WeeklyPay ETF	5.2%
Roundhill AVGO WeeklyPay ETF	5.2%
Roundhill COST WeeklyPay ETF	5.2%
Roundhill UNH WeeklyPay ETF	5.1%
Roundhill META WeeklyPay ETF	5.1%
Roundhill AAPL WeeklyPay ETF	5.1%

Material Fund Change [Text Block]	Other Material Fund Changes: Effective October 24, 2025, the Fund’s Prospectus and Summary Prospectus was updated to reflect the Index’s Rebalance Date as the third Friday of each calendar month.
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/wpay/

[1]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[2]
*	Held for cash and collateral management purposes.

[3]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[4]
*	Held for cash and collateral management purposes.

[5]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[6]
*	Held for cash and collateral management purposes.

[7]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[8]
*	Held for cash and collateral management purposes.

[9]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[10]
**	Annualized

[11]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[12]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[13]
**	Annualized

[14]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[15]
**	Annualized

[16]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[17]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[18]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[19]
**	Annualized

[20]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[21]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[22]
**	Annualized

[23]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[24]
*	Held for cash and collateral management purposes.

[25]
**	Annualized

[26]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[27]
*	Held for cash and collateral management purposes.

[28]
**	Annualized

[29]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[30]
*	Held for cash and collateral management purposes.

[31]
**	Annualized

[32]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[33]
*	Held for cash and collateral management purposes.

[34]
**	Annualized

[35]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[36]
*	Held for cash and collateral management purposes.

[37]
**	Annualized

[38]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[39]
*	Held for cash and collateral management purposes.

[40]
**	Annualized

[41]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[42]
*	Held for cash and collateral management purposes.

[43]
**	Annualized

[44]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[45]
*	Held for cash and collateral management purposes.

[46]
**	Annualized

[47]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[48]
*	Held for cash and collateral management purposes.

[49]
**	Annualized

[50]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[51]
*	Held for cash and collateral management purposes.

[52]
**	Annualized

[53]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[54]
*	Held for cash and collateral management purposes.

[55]
**	Annualized

[56]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[57]
*	Held for cash and collateral management purposes.

[58]
**	Annualized

[59]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[60]
*	Held for cash and collateral management purposes.

[61]
**	Annualized

[62]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[63]
*	Held for cash and collateral management purposes.

[64]
**	Annualized

[65]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[66]
*	Held for cash and collateral management purposes.

[67]
**	Annualized

[68]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[69]
*	Held for cash and collateral management purposes.

[70]
**	Annualized

[71]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[72]
*	Held for cash and collateral management purposes.

[73]
**	Annualized

[74]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[75]
**	Annualized

[76]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[77]
*	Held for cash and collateral management purposes.

[78]
**	Annualized

[79]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[80]
*	Held for cash and collateral management purposes.

[81]
**	Annualized

[82]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[83]
*	Held for cash and collateral management purposes.

[84]
**	Annualized

[85]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[86]
*	Held for cash and collateral management purposes.

[87]
**	Annualized

[88]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[89]
*	Held for cash and collateral management purposes.

[90]
**	Annualized

[91]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[92]
*	Held for cash and collateral management purposes.

[93]
**	Annualized

[94]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[95]
*	Held for cash and collateral management purposes.

[96]
**	Annualized

[97]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.